Investment in Associate (Details) - shares	Jun. 17, 2026	Oct. 16, 2025	Jun. 30, 2026
Investment in Associate [Line Items]
Number of shares purchase	150,800	104,000
LPW Electronics Co., [Member]
Investment in Associate [Line Items]
Outstanding shares, percentage	29.00%	20.00%	49.00%